Schedule of Investments (unaudited)
June 30, 2025
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 61.5%
BlackRock Technology Opportunities Fund, Class K	1,193,212	$ 95,910,404
International Tilts Master Portfolio	$ 59,526,902	59,526,902
iShares Core MSCI Emerging Markets ETF	1,552,716	93,209,542
iShares Core S&P 500 ETF	245,726	152,571,273
iShares MSCI EAFE Growth ETF(b)	360,691	40,397,392
iShares MSCI EAFE Value ETF	1,424,050	90,398,694
iShares MSCI U.S.A. Momentum Factor ETF	158,886	38,183,484
iShares MSCI U.S.A. Quality Factor ETF	789,006	144,246,077
iShares S&P 100 ETF	177,730	54,092,127
iShares S&P 500 Growth ETF(b)	1,246,383	137,226,768
iShares S&P 500 Value ETF	550,255	107,530,832
iShares U.S. Equity Factor Rotation Active ETF	2,443,055	133,048,775
		1,146,342,270
Fixed-Income Funds — 38.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	11,432,041	110,776,477
BlackRock Total Return Fund, Class K	20,235,960	200,538,367
BlackRock U.S. Mortgage Portfolio, Institutional Class	8,246,619	74,384,502
iShares 10-20 Year Treasury Bond ETF	1,262,116	128,230,986
iShares Core International Aggregate Bond ETF	1,063,194	54,318,581
iShares Core Total USD Bond Market ETF	1,247,866	57,688,845
iShares Flexible Income Active ETF	1,021,563	53,979,389
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	390,553	36,173,019
		716,090,166
Total Long-Term Investments — 99.9% (Cost: $1,656,209,672)		1,862,432,436

Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(a)(c)(d)	73,997,481	$ 74,027,080
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(a)(c)	2,997,872	2,997,872
Total Short-Term Securities — 4.1% (Cost: $77,021,953)		77,024,952
Total Investments — 104.0% (Cost: $1,733,231,625)		1,939,457,388
Liabilities in Excess of Other Assets — (4.0)%		(73,991,895)
Net Assets — 100.0%		$ 1,865,465,493

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 56,958,048	$ 17,098,685 (a)	$ —	$ (6,539)	$ (23,114)	$ 74,027,080	73,997,481	$ 522,761 (b)	$ —
BlackRock Emerging Markets Fund, Inc., Class K(c)	32,631,523	206,066	(32,096,931)	319,551	(1,060,209)	—	—	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,202,351	1,795,521 (a)	—	—	—	2,997,872	2,997,872	101,555	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$ 98,483,464	$ 16,586,146	$ (4,915,292)	$ (12,522)	$ 634,681	$ 110,776,477	11,432,041	$ 3,791,954	$ —
BlackRock Technology Opportunities Fund, Class K	33,304,729	55,402,882	(1,702,368)	(81,391)	8,986,552	95,910,404	1,193,212	—	1,331,442
BlackRock Total Return Fund, Class K	184,908,262	29,511,763	(9,210,542)	(268,704)	(4,402,412)	200,538,367	20,235,960	6,951,472	130,647
BlackRock U.S. Mortgage Portfolio, Institutional Class	82,044,317	13,962,687	(20,861,979)	2,082	(762,605)	74,384,502	8,246,619	3,358,264	194,451
BlackRock Unconstrained Equity Fund, Class K(c)	31,342,864	4,200,058	(35,840,861)	1,015,952	(718,013)	—	—	—	—
International Tilts Master Portfolio	—	54,296,931 (a)(d)	—	942,643	4,287,328	59,526,902	$59,526,902	807,916	—
iShares 10- 20 Year Treasury Bond ETF	—	131,364,065	(2,622,348)	(33,041)	(477,690)	128,230,986	1,262,116	1,264,052	—
iShares 20+ Year Treasury Bond ETF(c)	66,422,039	11,101,586	(73,054,318)	(4,458,970)	(10,337)	—	—	1,167,827	—
iShares Core International Aggregate Bond ETF	—	54,006,996	(230,425)	329	541,681	54,318,581	1,063,194	—	—
iShares Core MSCI Emerging Markets ETF	—	89,053,014	(1,653,845)	(68,276)	5,878,649	93,209,542	1,552,716	1,740,633	—
iShares Core S&P 500 ETF	258,137,910	23,195,994	(142,935,097)	43,922,839	(29,750,373)	152,571,273	245,726	1,957,077	—
iShares Core Total USD Bond Market ETF	133,674,633	24,637,772	(97,081,644)	(717,614)	(2,824,302)	57,688,845	1,247,866	3,117,481	—
iShares Flexible Income Active ETF	47,090,395	10,111,522	(2,669,112)	(35,472)	(517,944)	53,979,389	1,021,563	2,500,203	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,449,239	5,441,278	(1,471,394)	(18,680)	(227,424)	36,173,019	390,553	1,455,627	—
iShares MSCI EAFE Growth ETF	68,842,283	42,692,228	(73,373,714)	7,449,466	(5,212,871)	40,397,392	360,691	1,067,442	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Value ETF	$ 99,037,377	$ 39,089,132	$ (53,444,141)	$ 945,686	$ 4,770,640	$ 90,398,694	1,424,050	$ 3,314,125	$ —
iShares MSCI Emerging Markets ex China ETF(c)	50,267,803	4,610,676	(52,853,292)	3,170,209	(5,195,396)	—	—	832,317	—
iShares MSCI U.S.A. Momentum Factor ETF	—	35,168,402	(1,191,855)	(28,100)	4,235,037	38,183,484	158,886	272,371	—
iShares MSCI U.S.A. Quality Factor ETF	120,666,031	30,904,208	(9,949,348)	337,337	2,287,849	144,246,077	789,006	967,933	—
iShares S&P 100 ETF	—	52,076,325	(715,981)	(33,542)	2,765,325	54,092,127	177,730	183,172	—
iShares S&P 500 Growth ETF	123,835,582	10,986,680	(15,511,836)	1,074,933	16,841,409	137,226,768	1,246,383	441,798	—
iShares S&P 500 Value ETF	68,971,052	42,837,580	(3,586,689)	(127,232)	(563,879)	107,530,832	550,255	1,221,149	—
iShares U.S. Equity Factor Rotation Active ETF	116,616,027	11,727,465	(7,196,192)	45,134	11,856,341	133,048,775	2,443,055	1,163,371	—
iShares U.S. Technology ETF(c)	34,154,376	2,788,684	(38,510,049)	18,930,670	(17,363,681)	—	—	32,791	—
				$ 72,266,748	$ (6,024,758)	$ 1,939,457,388		$ 38,233,291	$ 1,656,540

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 60/40 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,862,432,436	$ —	$ —	$ 1,862,432,436
Short-Term Securities
Money Market Funds	77,024,952	—	—	77,024,952
	$ 1,939,457,388	$ —	$ —	$ 1,939,457,388

Portfolio Abbreviation
ETF	Exchange-Traded Fund